Pay vs Performance Disclosure - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 02, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officers (“PEOs”) and Non-PEO NEOs and our performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Brendan Delaney¹ ($)	Summary Compensation Table Total for Scott Giacobello¹ ($)	Summary Compensation Table Total for David Lennon¹ ($)	Compensation Actually Paid to Brendan Delaney¹˒²˒³ ($)	Compensation Actually Paid to Scott Giacobello¹˒²˒³ ($)	Compensation Actually Paid to David Lennon ¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs¹ ($)	Average Compensation Actually Paid to Non-PEO NEOs¹˒²˒³ ($)	Value of Initial Fixed $100 Investment based on: [4] TSR ($)	Net Income ($ Thousands)
2025	—	—	3,402,090	—	—	4,489,261	1,962,753	2,589,870	18.86	(20,596)
2024	—	—	1,012,068	—	—	1,611,751	1,186,581	1,351,842	24.59	(63,691)
2023	1,645,015	1,971,183	2,135,688	(1,290,600)	93,852	1,091,523	1,819,000	(140,244)	15.74	(65,765)

1.
Brendan Delaney (“PEO 1”) was our PEO starting on January 1, 2023 until March 14, 2023. Scott Giacobello (“PEO 2”) was our interim CEO from March 15, 2023 to October 2, 2023. David Lennon (“PEO 3”) was our PEO from October 3, 2023 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Neil Desai	Scott Giacobello	Scott Giacobello
Loretta Itri	Bryan Ball	Bryan Ball
	Neil Desai
	Loretta Itri

2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Lennon ($)	Exclusion of Stock Awards and Option Awards for David Lennon ($)	Inclusion of Equity Values for David Lennon ($)	Compensation Actually Paid to David Lennon ($)
2025	3,402,090	(2,292,572)	3,379,742	4,489,261

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,962,753	(1,241,741)	1,868,858	2,589,870

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David Lennon ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David Lennon ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David Lennon ($)	Total - Inclusion of Equity Values for David Lennon ($)
2025	3,641,240	(128,663)	—	(132,835)	—	3,379,742

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,972,229	(35,835)	—	(67,536)	—	1,868,858

			The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance
Company Selected Measure Name			NetIncome
Named Executive Officers, Footnote
1.
Brendan Delaney (“PEO 1”) was our PEO starting on January 1, 2023 until March 14, 2023. Scott Giacobello (“PEO 2”) was our interim CEO from March 15, 2023 to October 2, 2023. David Lennon (“PEO 3”) was our PEO from October 3, 2023 to present. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2023	2024	2025
Neil Desai	Scott Giacobello	Scott Giacobello
Loretta Itri	Bryan Ball	Bryan Ball
	Neil Desai
	Loretta Itri

PEO Total Compensation Amount			$ 3,402,090
PEO Actually Paid Compensation Amount			$ 4,489,261
Adjustment To PEO Compensation, Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Lennon ($)	Exclusion of Stock Awards and Option Awards for David Lennon ($)	Inclusion of Equity Values for David Lennon ($)	Compensation Actually Paid to David Lennon ($)
2025	3,402,090	(2,292,572)	3,379,742	4,489,261

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,962,753	(1,241,741)	1,868,858	2,589,870

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David Lennon ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David Lennon ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David Lennon ($)	Total - Inclusion of Equity Values for David Lennon ($)
2025	3,641,240	(128,663)	—	(132,835)	—	3,379,742

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,972,229	(35,835)	—	(67,536)	—	1,868,858

Non-PEO NEO Average Total Compensation Amount			$ 1,962,753	$ 1,186,581	$ 1,819,000
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,589,870	1,351,842	(140,244)
Adjustment to Non-PEO NEO Compensation Footnote
3.
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Equity values are calculated in accordance with FASB ASC Topic 718.

Year	Summary Compensation Table Total for David Lennon ($)	Exclusion of Stock Awards and Option Awards for David Lennon ($)	Inclusion of Equity Values for David Lennon ($)	Compensation Actually Paid to David Lennon ($)
2025	3,402,090	(2,292,572)	3,379,742	4,489,261

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	1,962,753	(1,241,741)	1,868,858	2,589,870

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for David Lennon ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for David Lennon ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for David Lennon ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for David Lennon ($)	Total - Inclusion of Equity Values for David Lennon ($)
2025	3,641,240	(128,663)	—	(132,835)	—	3,379,742

Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non- PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	1,972,229	(35,835)	—	(67,536)	—	1,868,858

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during the three most recently completed fiscal years.

Total Shareholder Return Amount			$ 18.86	24.59	15.74
Net Income (Loss)			$ (20,596,000)	(63,691,000)	$ (65,765,000)
PEO Name	David Lennon	Scott Giacobello	David Lennon		Brendan Delaney
Additional 402(v) Disclosure
2.
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
4.
The Company TSR assumes $100 was invested in the Company for the period starting December 31, 2022 through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

Brendan Delaney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,645,015
PEO Actually Paid Compensation Amount					(1,290,600)
Scott Giacobello [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,971,183
PEO Actually Paid Compensation Amount					93,852
David Lennon [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,402,090	1,012,068	2,135,688
PEO Actually Paid Compensation Amount			4,489,261	$ 1,611,751	$ 1,091,523
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,292,572)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,379,742
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,641,240
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(128,663)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(132,835)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,241,741)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,868,858
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,972,229
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(35,835)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,536)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount